Taxation - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017
Major components of tax expense (income) [abstract]
Current tax asset	£ 65
Corporate tax payable	243	294
Current tax provision	231	287
Deferred tax assets	122	134
Deferred tax assets arising in jurisdictions with prior year taxable losses	40	63
Temporary differences in respect of investments in subsidiaries, branches, interests in associates and joint ventures	£ 12,000	£ 13,700